Document and Entity Information	Jan. 31, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001822250
Document Type	8-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	ContextLogic Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39775
Entity Tax Identification Number	27-2930953
Entity Address, Address Line One	ONE SANSOME STREET 33RD FLOOR
Entity Address, City or Town	SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	432-7323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	WISH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false